UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Jun 31, 2007.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     July 19, 2007



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       58
Form 13F Information Table Value Total:	      526,423,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      25,808     7,159   Sole   None
General Electric                369604103      22,309   582,785   Sole   None
American Intl. Group Inc        026874107      22,195   316,934   Sole   None
Walgreen Company                931422109      21,446   492,554   Sole   None
PepsiCo, Inc.                   713448108      19,894   306,770   Sole   None
Microsoft Corp.                 594918104      19,797   671,778   Sole   None
Ace Ltd.                        004644100      19,263   308,116   Sole   None
United Technologies             913017109      18,729   264,046   Sole   None
Oracle Corporation              38389x105      17,549   890,384   Sole   None
ConocoPhillips                  20825C104      17,507   223,022   Sole   None
Franklin Resources              354613101      15,492   116,950   Sole   None
Devon Energy Corp               25179M103      15,384   196,504   Sole   None
Johnson & Johnson               478160104      15,154   245,927   Sole   None
Wells Fargo & Co.               949746101      15,048   427,852   Sole   None
Procter & Gamble                742718109      14,987   244,928   Sole   None
Lowes Companies                 548661107      14,651   477,402   Sole   None
Wal-Mart Stores Inc		931142103      14,601   303,494   Sole	 None
Google Inc                      38259P508      14,348    27,449   Sole   None
Pool Corp                       73278L105      14,055   360,109   Sole   None
American Standard               029712106      13,672   231,802   Sole   None
Coach Inc.                      189754104      13,441   283,618   Sole   None
Ingersoll Rand Co Ltd A		g4776g101      12,233	223,143	  Sole	 None
Emerson Electric                291011104      12,016   256,743   Sole   None
Alliant Techsystems Inc.        018804104      11,957   120,591   Sole   None
Lincoln Electronic Holdings	533900106      11,379   153,275   Sole   None
Medtronic Inc.                  585055106      11,351   218,871   Sole   None
Total SA ADR                    89151E109      11,024   136,129   Sole   None
Teva Pharmaceutical Inds	881624209      10,902   264,295   Sole	 None
Fortune Brands                  349631101      10,810   131,236   Sole   None
Intuit                          461202103       9,989   332,092   Sole   None
Danaher Corp			235851102       9,841  	130,347   Sole   None
Yum Brands			988498101       9,719	297,027	  Sole	 None
Sysco Corporation               871829107       8,007   242,714   Sole   None
Berkshire Hathaway      A       084670108       3,503        32   Sole   None
Sunrise Assisted Living         86768K106       2,221    55,551   Sole   None
United Health Group Inc		91324p102	2,181	 42,656	  Sole	 None
Healthways Inc.	                02649V104       2,049    43,261   Sole   None
Garmin Limited                  G37260109       1,733    23,425   Sole   None
Amphenol Corp			032095101	1,711    47,982   Sole   None
Fedex Corp                      31428x106       1,706    15,370   Sole   None
Asta Funding Inc		046220109 	1,678	 43,665   Sole   None
Ball Corp                       058498106       1,559    29,314   Sole   None
Graco Inc                       384109104       1,455    36,121   Sole   None
Gilead Sciences                 375558103       1,368    35,259   Sole   None
Gfi Group Inc			361652209	1,314	 18,135	  Sole	 None
America Movil SAB de CV         02364W105       1,297    20,951   Sole   None
Bio-Reference Lab Inc.          09057G602       1,229    44,921   Sole   None
Infosys Tech Spon ADR           456788108       1,216    24,139   Sole   None
Wesco International Inc         95082P105       1,210    20,023   Sole   None
Middleby Corp.			596278101	  694	 11,594   Sole   None
Rockwell Collins                774341101         667     9,442   Sole   None
Western Union Co                959802109         642    30,830   Sole   None
Flir Systems Inc		302445101	  613	 13,262	  Sole	 None
Cisco Systems Inc               17275R102         565    20,298   Sole   None
Apache Corp			037411105	  419	  5,131   Sole   None
Carrington Labs                 144525102         361   295,770   Sole   None
Fiserv Inc			337738108	  323     5,692   Sole   None
Rehabcare Group Inc.		759148109	  150	 10,500   Sole   None

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